Condensed Consolidated Statement of Shareholders’ Equity (Deficit) (Unaudited) (Parentheticals) - $ / shares	3 Months Ended		12 Months Ended
	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Series A Preferred Stock
Preferred stock dividends per share declared	$ 0.86	$ 0.86	$ 0.86	$ 2
Series F Preferred Stock
Preferred stock dividends per share declared	$ 0.67	$ 0.67	$ 0.67	1.82
Series D Preferred Stock
Preferred stock dividends per share declared				$ 0.3